Consolidated Condensed Balance Sheets (Current Period Unaudited)	Dec. 31, 2023 AUD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)
Current assets:	$ 10,240,429			$ 25,977,703
Inventories	4,377,933			3,142,181
Accounts receivable	2,125,500			974,323
Prepayments	1,200,188			489,800
Restricted cash	35,000			527,148
Research and development tax incentive income	3,774,343			4,736,106
Other current assets	249,540			824,870
Total current assets	22,002,933			36,672,131
Non-current assets:	27,456,376			26,507,419
Property, plant and equipment	32,304,310			31,090,787
Property, plant and equipment - net	4,847,934			4,583,368
Intangible assets	0			16,371,996
Less amortization of intangible assets	(0)			5,357,211
Less impairment of intangible assets	0			(11,014,785)
Intangible assets - net	0			0
Right-of-use asset – operating leases	2,662,885			4,422,303
Right-of-use – finance leases	49,074			58,421
Restricted cash	320,000	[1]		320,000
Other non-current assets	90,045			88,832
Total non-current assets	7,969,938			9,472,924
Total assets	29,972,871			46,145,055
Current liabilities:
Accounts payable	1,240,902			268,074
Accrued expenses	2,056,929			5,888,380
Contingent consideration	0			2,214,022
Other liabilities	0			3,023,767
Contract liabilities	36,132			29,851
Lease liability – operating leases	825,475			755,125
Lease liability – finance leases	9,236			8,814
Employee entitlements liabilities	869,195			831,730
Short-term loan - unsecured	911,082			65,768
Total current liabilities	5,948,951			13,085,531
Non-current liabilities:
Asset retirement obligations	1,214,255			2,920,630
Employee entitlements liabilities	76,165			48,273
Lease liability – operating leases	3,179,294			3,943,517
Lease liability – finance leases	46,397			55,633
Total non-current liabilities	4,516,111			6,968,053
Total liabilities	10,465,062			20,053,584
Stockholders’ equity:
Commitments and Contingencies			$ 0
Commitments and Contingencies			$ 0
Preferred stock, US$0.01 par value. Authorized 1,000,000 shares; issued & outstanding nil at December 31, 2023 (nil at December 31, 2022). Common stock, US$0.0001 par value. Authorized 300,000,000 shares; issued & outstanding 212,369,435 shares at December 31, 2023 (211,844,435 at December 31, 2022)	21,237			21,184
Additional paid-in capital	119,239,087			119,040,784
Accumulated deficit	(92,678,783)			(65,824,231)
Current year loss	(6,741,564)			(26,854,552)
Accumulated other comprehensive loss	(332,168)			(291,714)
Total stockholders’ equity	19,507,809			26,091,471
Total liabilities and stockholders’ equity	$ 29,972,871			$ 46,145,055

[1]	Collateral for facilities represents letter of credit for A$35,000 issued in favour of American Express Australia Ltd (current), bank guarantee of A$250,000 for commercial lease of UBS’ premises (non-current) and security deposit on Company’s credit cards of A$70,000 (non-current).